UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2022
Semiannual Report
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
13	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
25	Information About Your Fund's Expenses
26	Liquidity Risk Management
26	Proxy Voting
27	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Equity 500 Index VIP

Performance SummaryJune 30, 2022 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2022 are 0.32%, 0.71% and 0.72% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$7,992	$8,915	$13,424	$16,869	$32,928
	Average annual total return	–20.08%	–10.85%	10.31%	11.02%	12.66%
S&P 500 Index	Growth of $10,000	$8,004	$8,938	$13,529	$17,086	$33,816
	Average annual total return	–19.96%	–10.62%	10.60%	11.31%	12.96%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$7,979	$8,882	$13,274	$16,562	$31,912
	Average annual total return	–20.21%	–11.18%	9.90%	10.62%	12.30%
S&P 500 Index	Growth of $10,000	$8,004	$8,938	$13,529	$17,086	$33,816
	Average annual total return	–19.96%	–10.62%	10.60%	11.31%	12.96%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$7,977	$8,878	$13,265	$16,537	$31,688
	Average annual total return	–20.23%	–11.22%	9.88%	10.58%	12.23%
S&P 500 Index	Growth of $10,000	$8,004	$8,938	$13,529	$17,086	$33,816
	Average annual total return	–19.96%	–10.62%	10.60%	11.31%	12.96%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Equity 500 Index VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/22	12/31/21
Common Stocks	99%	100%
Cash Equivalents	1%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/22	12/31/21
Information Technology	27%	29%
Health Care	15%	13%
Financials	11%	11%
Consumer Discretionary	10%	12%
Communication Services	9%	10%
Industrials	8%	8%
Consumer Staples	7%	6%
Energy	4%	3%
Utilities	3%	2%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

Ten Largest Equity Holdings at June 30, 2022 (27.9% of Net Assets)
1Apple, Inc.	6.5%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	6.0%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.9%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	2.9%
Online retailer offering a wide range of products
5Tesla, Inc.	1.8%
Designs,manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
6Berkshire Hathaway, Inc.	1.5%
Holding company of insurance business and a variety of other businesses
7UnitedHealth Group, Inc.	1.5%
Operator of organized health systems
8Johnson & Johnson	1.5%
Provider of health care products
9NVIDIA Corp.	1.2%
Designs, develops and markets three dimensional (3D) graphic processors
10Meta Platforms, Inc.	1.1%
Operator of social networking Web site
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

4 |	DWS Equity 500 Index VIP

Investment Portfolioas of June 30, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 8.8%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	134,740	2,824,150
Lumen Technologies, Inc.	17,196	187,608
Verizon Communications, Inc.	79,226	4,020,720
		7,032,478
Entertainment 1.3%
Activision Blizzard, Inc.	14,739	1,147,578
Electronic Arts, Inc.	5,318	646,935
Live Nation Entertainment, Inc.*	2,601	214,791
Netflix, Inc.*	8,350	1,460,164
Take-Two Interactive Software, Inc.*	3,002	367,835
Walt Disney Co.*	34,335	3,241,224
Warner Bros Discovery, Inc.*	41,880	562,030
		7,640,557
Interactive Media & Services 5.2%
Alphabet, Inc. "A"*	5,673	12,362,942
Alphabet, Inc. "C"*	5,203	11,381,302
Match Group, Inc.*	5,347	372,633
Meta Platforms, Inc. "A"*	43,261	6,975,836
Twitter, Inc.*	14,382	537,743
		31,630,456
Media 0.9%
Charter Communications, Inc. "A"*	2,189	1,025,612
Comcast Corp. "A"	84,297	3,307,814
DISH Network Corp. "A"*	4,574	82,012
Fox Corp. "A"	5,788	186,142
Fox Corp. "B"	2,731	81,111
Interpublic Group of Companies, Inc.	7,486	206,089
News Corp. "A"	7,160	111,553
News Corp. "B"	2,595	41,234
Omnicom Group, Inc.	3,947	251,069
Paramount Global "B"	11,413	281,673
		5,574,309
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,070	1,489,358
Consumer Discretionary 10.5%
Auto Components 0.1%
Aptiv PLC*	5,130	456,929
BorgWarner, Inc.	4,557	152,067
		608,996
Automobiles 2.0%
Ford Motor Co.	74,147	825,256
	Shares	Value ($)
General Motors Co.*	27,490	873,083
Tesla, Inc.*	15,829	10,659,565
		12,357,904
Distributors 0.2%
Genuine Parts Co.	2,705	359,765
LKQ Corp.	4,979	244,419
Pool Corp.	755	265,179
		869,363
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.*	767	1,341,475
Caesars Entertainment, Inc.*	3,984	152,587
Carnival Corp.*	15,321	132,527
Chipotle Mexican Grill, Inc.*	532	695,462
Darden Restaurants, Inc.	2,383	269,565
Domino's Pizza, Inc.	675	263,054
Expedia Group, Inc.*	2,851	270,360
Hilton Worldwide Holdings, Inc.	5,227	582,497
Las Vegas Sands Corp.*	6,651	223,407
Marriott International, Inc. "A"	5,219	709,836
McDonald's Corp.	13,937	3,440,767
MGM Resorts International	6,578	190,433
Norwegian Cruise Line Holdings Ltd.*	7,626	84,801
Penn National Gaming, Inc.*	3,036	92,355
Royal Caribbean Cruises Ltd.*	4,208	146,901
Starbucks Corp.	21,653	1,654,073
Wynn Resorts Ltd.*	2,070	117,949
Yum! Brands, Inc.	5,348	607,052
		10,975,101
Household Durables 0.3%
D.R. Horton, Inc.	6,096	403,494
Garmin Ltd.	2,910	285,907
Lennar Corp. "A"	4,907	346,287
Mohawk Industries, Inc.*	953	118,258
Newell Brands, Inc.	6,800	129,472
NVR, Inc.*	58	232,240
PulteGroup, Inc.	4,331	171,638
Whirlpool Corp.	1,090	168,808
		1,856,104
Internet & Direct Marketing Retail 3.0%
Amazon.com, Inc.*	165,073	17,532,403
eBay, Inc.	10,531	438,827
Etsy, Inc.*	2,378	174,093
		18,145,323
Leisure Products 0.0%
Hasbro, Inc.	2,495	204,291
Multiline Retail 0.5%
Dollar General Corp.	4,311	1,058,092
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
Dollar Tree, Inc.*	4,262	664,233
Target Corp.	8,684	1,226,441
		2,948,766
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,142	197,669
AutoZone, Inc.*	374	803,771
Bath & Body Works, Inc.	4,489	120,844
Best Buy Co., Inc.	3,804	247,983
CarMax, Inc.*	3,052	276,145
Home Depot, Inc.	19,493	5,346,345
Lowe's Companies, Inc.	12,471	2,178,309
O'Reilly Automotive, Inc.*	1,239	782,751
Ross Stores, Inc.	6,700	470,541
TJX Companies, Inc.	22,132	1,236,072
Tractor Supply Co.	2,102	407,473
Ulta Beauty, Inc.*	980	377,770
		12,445,673
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	23,902	2,442,784
PVH Corp.	1,229	69,930
Ralph Lauren Corp.	858	76,920
Tapestry, Inc.	4,931	150,494
VF Corp.	6,209	274,252
		3,014,380
Consumer Staples 6.9%
Beverages 1.9%
Brown-Forman Corp. "B"	3,454	242,333
Coca-Cola Co.	73,540	4,626,401
Constellation Brands, Inc. "A"	3,060	713,163
Keurig Dr Pepper, Inc.	13,835	489,621
Molson Coors Beverage Co. "B"	3,543	193,129
Monster Beverage Corp.*	7,017	650,476
PepsiCo, Inc.	26,079	4,346,326
		11,261,449
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	8,361	4,007,260
Kroger Co.	12,352	584,620
Sysco Corp.	9,632	815,927
Walgreens Boots Alliance, Inc.	13,587	514,947
Walmart, Inc.	26,464	3,217,493
		9,140,247
Food Products 1.1%
Archer-Daniels-Midland Co.	10,632	825,043
Campbell Soup Co.	3,769	181,100
Conagra Brands, Inc.	9,211	315,385
General Mills, Inc.	11,268	850,171
Hormel Foods Corp.	5,405	255,981
Kellogg Co.	4,706	335,726
Kraft Heinz Co.	13,549	516,759
Lamb Weston Holdings, Inc.	2,713	193,871
McCormick & Co., Inc.	4,717	392,690
	Shares	Value ($)
Mondelez International, Inc. "A"	26,102	1,620,673
The Hershey Co.	2,761	594,057
The J.M. Smucker Co.	2,084	266,773
Tyson Foods, Inc. "A"	5,539	476,686
		6,824,915
Household Products 1.5%
Church & Dwight Co., Inc.	4,587	425,032
Clorox Co.	2,360	332,713
Colgate-Palmolive Co.	15,724	1,260,121
Kimberly-Clark Corp.	6,392	863,879
Procter & Gamble Co.	45,218	6,501,896
		9,383,641
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,365	1,111,635
Tobacco 0.7%
Altria Group, Inc.	34,141	1,426,070
Philip Morris International, Inc.	29,237	2,886,861
		4,312,931
Energy 4.3%
Energy Equipment & Services 0.3%
Baker Hughes Co.	17,664	509,960
Halliburton Co.	16,873	529,137
Schlumberger NV	26,717	955,400
		1,994,497
Oil, Gas & Consumable Fuels 4.0%
APA Corp.	6,386	222,871
Chevron Corp.	37,068	5,366,705
ConocoPhillips	24,411	2,192,352
Coterra Energy, Inc.	15,338	395,567
Devon Energy Corp.	11,587	638,560
Diamondback Energy, Inc.	3,145	381,017
EOG Resources, Inc.	11,046	1,219,920
Exxon Mobil Corp.	79,407	6,800,416
Hess Corp.	5,219	552,901
Kinder Morgan, Inc.	36,482	611,438
Marathon Oil Corp.	13,350	300,108
Marathon Petroleum Corp.	10,210	839,364
Occidental Petroleum Corp.	16,746	986,004
ONEOK, Inc.	8,444	468,642
Phillips 66	9,075	744,059
Pioneer Natural Resources Co.	4,245	946,975
Valero Energy Corp.	7,722	820,694
Williams Companies, Inc.	23,028	718,704
		24,206,297
Financials 10.8%
Banks 3.7%
Bank of America Corp.	133,865	4,167,217
Citigroup, Inc.	36,631	1,684,660
Citizens Financial Group, Inc.	9,398	335,414
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Comerica, Inc.	2,428	178,167
Fifth Third Bancorp.	12,738	427,997
First Republic Bank	3,385	488,117
Huntington Bancshares, Inc.	26,658	320,696
JPMorgan Chase & Co.	55,386	6,237,017
KeyCorp.	17,468	300,973
M&T Bank Corp.	3,393	540,810
PNC Financial Services Group, Inc.	7,797	1,230,133
Regions Financial Corp.	17,681	331,519
Signature Bank	1,184	212,185
SVB Financial Group*	1,109	438,044
Truist Financial Corp.	25,064	1,188,785
U.S. Bancorp.	25,445	1,170,979
Wells Fargo & Co.	71,534	2,801,987
Zions Bancorp. NA	2,813	143,182
		22,197,882
Capital Markets 2.9%
Ameriprise Financial, Inc.	2,094	497,702
Bank of New York Mellon Corp.	13,988	583,440
BlackRock, Inc.	2,684	1,634,663
Cboe Global Markets, Inc.	2,033	230,115
Charles Schwab Corp.	28,444	1,797,092
CME Group, Inc.	6,766	1,385,000
FactSet Research Systems, Inc.	712	273,814
Franklin Resources, Inc.	5,380	125,408
Intercontinental Exchange, Inc.	10,520	989,301
Invesco Ltd.	6,280	101,296
MarketAxess Holdings, Inc.	728	186,375
Moody's Corp.	3,029	823,797
Morgan Stanley	26,406	2,008,440
MSCI, Inc.	1,537	633,475
Nasdaq, Inc.	2,165	330,249
Northern Trust Corp.	3,876	373,957
Raymond James Financial, Inc.	3,692	330,102
S&P Global, Inc.	6,546	2,206,395
State Street Corp.	6,913	426,186
T. Rowe Price Group, Inc.	4,322	491,022
The Goldman Sachs Group, Inc.	6,478	1,924,096
		17,351,925
Consumer Finance 0.5%
American Express Co.	11,509	1,595,378
Capital One Financial Corp.	7,387	769,652
Discover Financial Services	5,297	500,990
Synchrony Financial	9,433	260,539
		3,126,559
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. "B"*	34,138	9,320,356
Insurance 2.2%
Aflac, Inc.	11,282	624,233
	Shares	Value ($)
Allstate Corp.	5,178	656,208
American International Group, Inc.	14,925	763,115
Aon PLC "A"	4,009	1,081,147
Arthur J. Gallagher & Co.	3,935	641,562
Assurant, Inc.	1,011	174,751
Brown & Brown, Inc.	4,524	263,930
Chubb Ltd.	7,990	1,570,674
Cincinnati Financial Corp.	2,789	331,835
Everest Re Group Ltd.	748	209,650
Globe Life, Inc.	1,763	171,840
Hartford Financial Services Group, Inc.	6,187	404,815
Lincoln National Corp.	3,089	144,473
Loews Corp.	3,600	213,336
Marsh & McLennan Companies, Inc.	9,471	1,470,373
MetLife, Inc.	13,023	817,714
Principal Financial Group, Inc.	4,381	292,607
Progressive Corp.	11,065	1,286,528
Prudential Financial, Inc.	7,093	678,658
Travelers Companies, Inc.	4,514	763,453
W.R. Berkley Corp.	3,946	269,354
Willis Towers Watson PLC	2,094	413,335
		13,243,591
Health Care 15.0%
Biotechnology 2.2%
AbbVie, Inc.	33,352	5,108,192
Amgen, Inc.	10,069	2,449,788
Biogen, Inc.*	2,780	566,953
Gilead Sciences, Inc.	23,607	1,459,149
Incyte Corp.*	3,584	272,276
Moderna, Inc.*	6,524	931,953
Regeneron Pharmaceuticals, Inc.*	2,035	1,202,950
Vertex Pharmaceuticals, Inc.*	4,816	1,357,101
		13,348,362
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	33,012	3,586,754
ABIOMED, Inc.*	870	215,334
Align Technology, Inc.*	1,387	328,261
Baxter International, Inc.	9,510	610,827
Becton, Dickinson & Co.	5,351	1,319,182
Boston Scientific Corp.*	26,735	996,413
DENTSPLY SIRONA, Inc.	4,151	148,315
DexCom, Inc.*	7,364	548,839
Edwards Lifesciences Corp.*	11,742	1,116,547
Hologic, Inc.*	4,725	327,443
IDEXX Laboratories, Inc.*	1,580	554,153
Intuitive Surgical, Inc.*	6,757	1,356,197
Medtronic PLC	25,356	2,275,701
ResMed, Inc.	2,731	572,500
STERIS PLC	1,880	387,562
Stryker Corp.	6,309	1,255,049
Teleflex, Inc.	890	218,807
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
The Cooper Companies, Inc.	947	296,525
Zimmer Biomet Holdings, Inc.	3,923	412,150
		16,526,559
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	2,834	400,954
Cardinal Health, Inc.	5,166	270,027
Centene Corp.*	11,073	936,886
Cigna Corp.	5,982	1,576,377
CVS Health Corp.	24,747	2,293,057
DaVita, Inc.*	1,151	92,034
Elevance Health, Inc.	4,548	2,194,774
HCA Healthcare, Inc.	4,276	718,625
Henry Schein, Inc.*	2,618	200,905
Humana, Inc.	2,384	1,115,879
Laboratory Corp. of America Holdings	1,769	414,583
McKesson Corp.	2,738	893,163
Molina Healthcare, Inc.*	1,113	311,206
Quest Diagnostics, Inc.	2,241	298,008
UnitedHealth Group, Inc.	17,684	9,083,033
Universal Health Services, Inc. "B"	1,245	125,384
		20,924,895
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	5,703	677,345
Bio-Rad Laboratories, Inc. "A"*	413	204,435
Bio-Techne Corp.	730	253,047
Charles River Laboratories International, Inc.*	969	207,337
Danaher Corp.	12,208	3,094,972
Illumina, Inc.*	2,976	548,656
IQVIA Holdings, Inc.*	3,560	772,485
Mettler-Toledo International, Inc.*	425	488,227
PerkinElmer, Inc.	2,422	344,457
Thermo Fisher Scientific, Inc.	7,382	4,010,493
Waters Corp.*	1,134	375,331
West Pharmaceutical Services, Inc.	1,392	420,899
		11,397,684
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	40,117	3,089,009
Catalent, Inc.*	3,379	362,533
Eli Lilly & Co.	14,873	4,822,273
Johnson & Johnson	49,617	8,807,513
Merck & Co., Inc.	47,670	4,346,074
Organon & Co.	4,721	159,334
Pfizer, Inc.	105,940	5,554,434
Viatris, Inc.	23,183	242,726
Zoetis, Inc.	8,892	1,528,446
		28,912,342
	Shares	Value ($)
Industrials 7.7%
Aerospace & Defense 1.7%
Boeing Co.*	10,487	1,433,783
General Dynamics Corp.	4,322	956,243
Howmet Aerospace, Inc.	7,046	221,597
Huntington Ingalls Industries, Inc.	782	170,335
L3Harris Technologies, Inc.	3,630	877,371
Lockheed Martin Corp.	4,465	1,919,772
Northrop Grumman Corp.	2,765	1,323,246
Raytheon Technologies Corp.	28,102	2,700,883
Textron, Inc.	4,020	245,501
TransDigm Group, Inc.*	975	523,253
		10,371,984
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	2,437	247,038
Expeditors International of Washington, Inc.	3,182	310,118
FedEx Corp.	4,493	1,018,608
United Parcel Service, Inc. "B"	13,844	2,527,084
		4,102,848
Airlines 0.2%
Alaska Air Group, Inc.*	2,403	96,240
American Airlines Group, Inc.*	12,005	152,223
Delta Air Lines, Inc.*	12,146	351,870
Southwest Airlines Co.*	11,241	406,025
United Airlines Holdings, Inc.*	6,080	215,354
		1,221,712
Building Products 0.4%
A.O. Smith Corp.	2,445	133,693
Allegion PLC	1,702	166,626
Carrier Global Corp.	15,975	569,669
Fortune Brands Home & Security, Inc.	2,431	145,568
Johnson Controls International PLC	13,181	631,106
Masco Corp.	4,500	227,700
Trane Technologies PLC	4,420	574,025
		2,448,387
Commercial Services & Supplies 0.5%
Cintas Corp.	1,640	612,589
Copart, Inc.*	3,972	431,598
Republic Services, Inc.	3,904	510,916
Rollins, Inc.	4,154	145,058
Waste Management, Inc.	7,224	1,105,127
		2,805,288
Construction & Engineering 0.0%
Quanta Services, Inc.	2,698	338,167
Electrical Equipment 0.5%
AMETEK, Inc.	4,312	473,846
Eaton Corp. PLC	7,554	951,729
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Emerson Electric Co.	11,139	885,996
Generac Holdings, Inc.*	1,192	251,011
Rockwell Automation, Inc.	2,169	432,303
		2,994,885
Industrial Conglomerates 0.8%
3M Co.	10,736	1,389,346
General Electric Co.	20,706	1,318,351
Honeywell International, Inc.	12,837	2,231,199
		4,938,896
Machinery 1.5%
Caterpillar, Inc.	10,061	1,798,504
Cummins, Inc.	2,648	512,467
Deere & Co.	5,267	1,577,309
Dover Corp.	2,719	329,869
Fortive Corp.	6,866	373,373
IDEX Corp.	1,442	261,910
Illinois Tool Works, Inc.	5,339	973,033
Ingersoll Rand, Inc.	7,606	320,060
Nordson Corp.	1,030	208,513
Otis Worldwide Corp.	8,026	567,197
PACCAR, Inc.	6,573	541,221
Parker-Hannifin Corp.	2,432	598,394
Pentair PLC	3,145	143,947
Snap-on, Inc.	1,021	201,168
Stanley Black & Decker, Inc.	2,832	296,964
Westinghouse Air Brake Technologies Corp.	3,422	280,878
Xylem, Inc.	3,326	260,027
		9,244,834
Professional Services 0.3%
Equifax, Inc.	2,305	421,308
Jacobs Engineering Group, Inc.	2,392	304,095
Leidos Holdings, Inc.	2,570	258,824
Nielsen Holdings PLC	6,732	156,317
Robert Half International, Inc.	2,047	153,300
Verisk Analytics, Inc.	2,975	514,943
		1,808,787
Road & Rail 0.9%
CSX Corp.	40,872	1,187,740
J.B. Hunt Transport Services, Inc.	1,614	254,157
Norfolk Southern Corp.	4,470	1,015,986
Old Dominion Freight Line, Inc.	1,756	450,028
Union Pacific Corp.	11,830	2,523,102
		5,431,013
Trading Companies & Distributors 0.2%
Fastenal Co.	10,884	543,329
United Rentals, Inc.*	1,350	327,929
W.W. Grainger, Inc.	810	368,088
		1,239,346
	Shares	Value ($)
Information Technology 26.6%
Communications Equipment 0.8%
Arista Networks, Inc.*	4,242	397,645
Cisco Systems, Inc.	78,239	3,336,111
F5, Inc.*	1,152	176,302
Juniper Networks, Inc.	6,233	177,641
Motorola Solutions, Inc.	3,134	656,886
		4,744,585
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	11,172	719,253
CDW Corp.	2,524	397,681
Corning, Inc.	14,166	446,371
Keysight Technologies, Inc.*	3,467	477,926
TE Connectivity Ltd.	6,042	683,652
Teledyne Technologies, Inc.*	887	332,723
Trimble, Inc.*	4,655	271,061
Zebra Technologies Corp. "A"*	1,001	294,244
		3,622,911
IT Services 4.3%
Accenture PLC "A"	11,922	3,310,143
Akamai Technologies, Inc.*	3,065	279,927
Automatic Data Processing, Inc.	7,905	1,660,366
Broadridge Financial Solutions, Inc.	2,242	319,597
Cognizant Technology Solutions Corp. "A"	9,802	661,537
DXC Technology Co.*	4,778	144,821
EPAM Systems, Inc.*	1,090	321,310
Fidelity National Information Services, Inc.	11,549	1,058,697
Fiserv, Inc.*	10,957	974,844
FleetCor Technologies, Inc.*	1,448	304,239
Gartner, Inc.*	1,544	373,386
Global Payments, Inc.	5,297	586,060
International Business Machines Corp.	16,962	2,394,865
Jack Henry & Associates, Inc.	1,373	247,168
Mastercard, Inc. "A"	16,198	5,110,145
Paychex, Inc.	6,061	690,166
PayPal Holdings, Inc.*	21,836	1,525,026
VeriSign, Inc.*	1,789	299,353
Visa, Inc. "A"	31,039	6,111,269
		26,372,919
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.*	30,554	2,336,464
Analog Devices, Inc.	9,885	1,444,100
Applied Materials, Inc.	16,705	1,519,821
Broadcom, Inc.	7,698	3,739,765
Enphase Energy, Inc.*	2,525	492,981
Intel Corp.	77,080	2,883,563
KLA Corp.	2,808	895,977
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

	Shares	Value ($)
Lam Research Corp.	2,628	1,119,922
Microchip Technology, Inc.	10,522	611,118
Micron Technology, Inc.	21,101	1,166,463
Monolithic Power Systems, Inc.	810	311,072
NVIDIA Corp.	47,225	7,158,838
NXP Semiconductors NV	4,938	730,972
ON Semiconductor Corp.*	8,174	411,234
Qorvo, Inc.*	2,052	193,545
QUALCOMM, Inc.	21,118	2,697,613
Skyworks Solutions, Inc.	3,094	286,628
SolarEdge Technologies, Inc.*	1,042	285,175
Teradyne, Inc.	3,082	275,993
Texas Instruments, Inc.	17,378	2,670,130
		31,231,374
Software 8.9%
Adobe, Inc.*	8,895	3,256,104
ANSYS, Inc.*	1,621	387,889
Autodesk, Inc.*	4,097	704,520
Cadence Design Systems, Inc.*	5,236	785,557
Ceridian HCM Holding, Inc.*	2,668	125,609
Citrix Systems, Inc.	2,346	227,961
Fortinet, Inc.*	12,550	710,079
Intuit, Inc.	5,333	2,055,551
Microsoft Corp.	141,067	36,230,238
NortonLifeLock, Inc.	11,193	245,798
Oracle Corp.	29,702	2,075,279
Paycom Software, Inc.*	921	257,991
PTC, Inc.*	1,954	207,788
Roper Technologies, Inc.	1,997	788,116
Salesforce, Inc.*	18,732	3,091,529
ServiceNow, Inc.*	3,776	1,795,564
Synopsys, Inc.*	2,881	874,960
Tyler Technologies, Inc.*	786	261,329
		54,081,862
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	290,034	39,653,448
Hewlett Packard Enterprise Co.	24,504	324,923
HP, Inc.	19,823	649,798
NetApp, Inc.	4,282	279,358
Seagate Technology Holdings PLC	3,716	265,471
Western Digital Corp.*	5,847	262,121
		41,435,119
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,205	1,011,218
Albemarle Corp.	2,204	460,592
Celanese Corp.	1,997	234,867
CF Industries Holdings, Inc.	3,933	337,176
Corteva, Inc.	13,753	744,587
	Shares	Value ($)
Dow, Inc.	13,708	707,470
DuPont de Nemours, Inc.	9,568	531,789
Eastman Chemical Co.	2,398	215,269
Ecolab, Inc.	4,676	718,982
FMC Corp.	2,425	259,499
International Flavors & Fragrances, Inc.	4,816	573,682
Linde PLC	9,487	2,727,797
LyondellBasell Industries NV "A"	4,863	425,318
PPG Industries, Inc.	4,490	513,387
Sherwin-Williams Co.	4,514	1,010,730
The Mosaic Co.	6,825	322,345
		10,794,708
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,171	350,410
Vulcan Materials Co.	2,542	361,218
		711,628
Containers & Packaging 0.3%
Amcor PLC	28,493	354,168
Avery Dennison Corp.	1,520	246,042
Ball Corp.	6,119	420,804
International Paper Co. (a)	6,881	287,832
Packaging Corp. of America	1,792	246,400
Sealed Air Corp.	2,783	160,635
Westrock Co.	4,725	188,244
		1,904,125
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	27,325	799,529
Newmont Corp.	14,974	893,499
Nucor Corp.	5,020	524,138
		2,217,166
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	2,780	403,183
American Tower Corp.	8,771	2,241,780
AvalonBay Communities, Inc.	2,607	506,410
Boston Properties, Inc.	2,719	241,936
Camden Property Trust	2,039	274,205
Crown Castle International Corp.	8,147	1,371,792
Digital Realty Trust, Inc.	5,385	699,134
Duke Realty Corp.	7,280	400,036
Equinix, Inc.	1,721	1,130,731
Equity Residential	6,432	464,519
Essex Property Trust, Inc.	1,231	321,919
Extra Space Storage, Inc.	2,515	427,852
Federal Realty OP LP	1,331	127,430
Healthpeak Properties, Inc.	10,175	263,634
Host Hotels & Resorts, Inc.	13,376	209,736
Iron Mountain, Inc.	5,404	263,121
Kimco Realty Corp.	11,449	226,347
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Mid-America Apartment Communities, Inc.	2,151	375,715
Prologis, Inc.	13,942	1,640,276
Public Storage	2,882	901,115
Realty Income Corp.	11,380	776,799
Regency Centers Corp.	2,941	174,431
SBA Communications Corp.	2,057	658,343
Simon Property Group, Inc.	6,228	591,162
UDR, Inc.	5,635	259,435
Ventas, Inc.	7,563	388,965
VICI Properties, Inc.	18,182	541,642
Vornado Realty Trust	2,966	84,798
Welltower, Inc.	8,590	707,386
Weyerhaeuser Co.	14,124	467,787
		17,141,619
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	6,190	455,646
Utilities 3.1%
Electric Utilities 2.0%
Alliant Energy Corp.	4,622	270,895
American Electric Power Co., Inc.	9,696	930,234
Constellation Energy Corp.	6,188	354,325
Duke Energy Corp.	14,489	1,553,366
Edison International	7,137	451,344
Entergy Corp.	3,831	431,524
Evergy, Inc.	4,350	283,837
Eversource Energy	6,431	543,227
Exelon Corp.	18,566	841,411
FirstEnergy Corp.	10,807	414,881
NextEra Energy, Inc.	37,054	2,870,203
NRG Energy, Inc.	4,565	174,246
Pinnacle West Capital Corp.	2,126	155,453
PPL Corp.	14,058	381,393
Southern Co.	20,115	1,434,401
Xcel Energy, Inc.	10,213	722,672
		11,813,412
Gas Utilities 0.0%
Atmos Energy Corp.	2,587	290,003
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	12,729	267,436
Multi-Utilities 1.0%
Ameren Corp.	4,872	440,234
CenterPoint Energy, Inc.	11,880	351,410
	Shares	Value ($)
CMS Energy Corp.	5,555	374,963
Consolidated Edison, Inc.	6,715	638,596
Dominion Energy, Inc.	15,358	1,225,722
DTE Energy Co.	3,668	464,919
NiSource, Inc.	7,373	217,430
Public Service Enterprise Group, Inc.	9,418	595,971
Sempra Energy	5,928	890,801
WEC Energy Group, Inc.	5,960	599,814
		5,799,860
Water Utilities 0.1%
American Water Works Co., Inc.	3,387	503,884
Total Common Stocks (Cost $252,725,967)		601,713,230

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 1.82% (b), 11/25/2022 (c) (Cost $918,125)	925,000	917,333

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (d) (e) (Cost $49,155)	49,155	49,155
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.36% (d) (Cost $3,497,660)	3,497,660	3,497,660

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $257,190,907)	100.0	606,177,378
Other Assets and Liabilities, Net	0.0	89,676
Net Assets	100.0	606,267,054
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (d) (e)
6,745,286	—	6,696,131 (f)	—	—	772	—	49,155	49,155
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.36% (d)
2,447,900	41,182,521	40,132,761	—	—	5,378	—	3,497,660	3,497,660
9,193,186	41,182,521	46,828,892	—	—	6,150	—	3,546,815	3,546,815

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $47,268, which is 0.0% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At June 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

S&P: Standard & Poor's
At June 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/16/2022	24	4,525,864	4,547,400	21,536
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 601,713,230	$ —	$ —	$ 601,713,230
Government & Agency Obligations	—	917,333	—	917,333
Short-Term Investments (a)	3,546,815	—	—	3,546,815
Derivatives (b)
Futures Contracts	21,536	—	—	21,536
Total	$605,281,581	$917,333	$—	$606,198,914

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statement of Assets and Liabilities
as of June 30, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $253,644,092) — including $47,268 of securities loaned	$ 602,630,563
Investment in DWS Government & Agency Securities Portfolio (cost $49,155)*	49,155
Investment in DWS Central Cash Management Government Fund (cost $3,497,660)	3,497,660
Receivable for investments sold	925,000
Receivable for Fund shares sold	41,187
Dividends receivable	476,030
Interest receivable	1,983
Other assets	5,877
Total assets	607,627,455
Liabilities
Cash overdraft	906,154
Payable upon return of securities loaned	49,155
Payable for Fund shares redeemed	140,147
Payable for variation margin on futures contracts	38,059
Accrued management fee	63,125
Accrued Trustees' fees	2,757
Other accrued expenses and payables	161,004
Total liabilities	1,360,401
Net assets, at value	$606,267,054
Net Assets Consist of
Distributable earnings (loss)	367,749,509
Paid-in capital	238,517,545
Net assets, at value	$606,267,054
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($547,541,287 ÷ 24,355,950 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 22.48
Class B
Net Asset Value, offering and redemption price per share ($43,261,296 ÷ 1,920,970 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 22.52
Class B2
Net Asset Value, offering and redemption price per share ($15,464,471 ÷ 685,954 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 22.54

*	Represents collateral on securities loaned.
Statement of Operations
for the six months ended June 30, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,280)	$ 5,203,855
Interest	397
Income distributions — DWS Central Cash Management Government Fund	5,378
Securities lending income, net of borrower rebates	772
Total income	5,210,402
Expenses:
Management fee	691,426
Administration fee	335,342
Services to shareholders	748
Record keeping fee (Class B and Class B-2)	46,830
Distribution service fees (Class B and Class B-2)	83,328
Custodian fee	6,579
Professional fees	36,931
Reports to shareholders	22,987
Trustees' fees and expenses	18,162
Other	19,400
Total expenses before expense reductions	1,261,733
Expense reductions	(232,574)
Total expenses after expense reductions	1,029,159
Net investment income	4,181,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	24,368,836
Futures	(1,127,804)
23,241,032
Change in net unrealized appreciation (depreciation) on:
Investments	(182,425,640)
Futures	(82,648)
(182,508,288)
Net gain (loss)	(159,267,256)
Net increase (decrease) in net assets resulting from operations	$(155,086,013)
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 4,181,243	$ 8,114,613
Net realized gain (loss)	23,241,032	38,974,537
Change in net unrealized appreciation (depreciation)	(182,508,288)	135,118,220
Net increase (decrease) in net assets resulting from operations	(155,086,013)	182,207,370
Distributions to shareholders:
Class A	(42,243,291)	(37,893,566)
Class B	(3,161,213)	(2,473,191)
Class B2	(1,142,904)	(1,024,797)
Total distributions	(46,547,408)	(41,391,554)
Fund share transactions:
Class A
Proceeds from shares sold	10,363,477	19,492,366
Reinvestment of distributions	42,243,291	37,893,566
Payments for shares redeemed	(41,631,127)	(73,018,437)
Net increase (decrease) in net assets from Class A share transactions	10,975,641	(15,632,505)
Class B
Proceeds from shares sold	4,913,121	10,287,704
Reinvestment of distributions	3,161,213	2,473,191
Payments for shares redeemed	(5,412,907)	(9,108,205)
Net increase (decrease) in net assets from Class B share transactions	2,661,427	3,652,690
Class B2
Proceeds from shares sold	43,610	23,964
Reinvestment of distributions	1,142,904	1,024,797
Payments for shares redeemed	(979,793)	(2,589,893)
Net increase (decrease) in net assets from Class B2 share transactions	206,721	(1,541,132)
Increase (decrease) in net assets	(187,789,632)	127,294,869
Net assets at beginning of period	794,056,686	666,761,817
Net assets at end of period	$606,267,054	$794,056,686
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022	Year Ended December 31,
Other Information	(Unaudited)	2021
Class A
Shares outstanding at beginning of period	23,787,108	24,298,803
Shares sold	377,679	723,150
Shares issued to shareholders in reinvestment of distributions	1,708,871	1,439,178
Shares redeemed	(1,517,708)	(2,674,023)
Net increase (decrease) in Class A shares	568,842	(511,695)
Shares outstanding at end of period	24,355,950	23,787,108
Class B
Shares outstanding at beginning of period	1,814,686	1,675,259
Shares sold	178,778	378,603
Shares issued to shareholders in reinvestment of distributions	127,571	93,717
Shares redeemed	(200,065)	(332,893)
Net increase (decrease) in Class B shares	106,284	139,427
Shares outstanding at end of period	1,920,970	1,814,686
Class B2
Shares outstanding at beginning of period	676,257	730,615
Shares sold	1,783	864
Shares issued to shareholders in reinvestment of distributions	46,067	38,789
Shares redeemed	(38,153)	(94,011)
Net increase (decrease) in Class B2 shares	9,697	(54,358)
Shares outstanding at end of period	685,954	676,257
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$30.22	$24.97	$23.14	$18.90	$22.19	$19.58
Income (loss) from investment operations:
Net investment income[a]	.16	.31	.34	.35	.37	.34
Net realized and unrealized gain (loss)	(6.07)	6.55	3.23	5.37	(1.31)	3.69
Total from investment operations	(5.91)	6.86	3.57	5.72	(.94)	4.03
Less distributions from:
Net investment income	(.32)	(.41)	(.39)	(.43)	(.38)	(.37)
Net realized gains	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)
Total distributions	(1.83)	(1.61)	(1.74)	(1.48)	(2.35)	(1.42)
Net asset value, end of period	$22.48	$30.22	$24.97	$23.14	$18.90	$22.19
Total Return (%)[b]	(20.08)*	28.40	18.10	31.19	(4.65)	21.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	548	719	607	561	472	541
Ratio of expenses before expense reductions (%)[c]	.33**	.32	.33	.35	.34	.34
Ratio of expenses after expense reductions (%)[c]	.26**	.26	.26	.27	.30	.33
Ratio of net investment income (%)	1.25**	1.14	1.56	1.68	1.73	1.67
Portfolio turnover rate (%)	1*	2	4	3	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$30.20	$24.95	$23.12	$18.89	$22.17	$19.58
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.26	.28	.29	.28
Net realized and unrealized gain (loss)	(6.06)	6.54	3.23	5.35	(1.29)	3.67
Total from investment operations	(5.95)	6.75	3.49	5.63	(1.00)	3.95
Less distributions from:
Net investment income	(.22)	(.30)	(.31)	(.35)	(.31)	(.31)
Net realized gains	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)
Total distributions	(1.73)	(1.50)	(1.66)	(1.40)	(2.28)	(1.36)
Net asset value, end of period	$22.52	$30.20	$24.95	$23.12	$18.89	$22.17
Total Return (%)[b]	(20.21)*	27.91	17.63	30.66	(4.94)	21.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	55	42	33	21	25
Ratio of expenses before expense reductions (%)[c]	.72**	.71	.71	.72	.71	.71
Ratio of expenses after expense reductions (%)[c]	.64**	.64	.64	.65	.65	.65
Ratio of net investment income (%)	.87**	.76	1.17	1.31	1.38	1.35
Portfolio turnover rate (%)	1*	2	4	3	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 17

DWS Equity 500 Index VIP — Class B2
	Six Months Ended 6/30/22	Years Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$30.23	$24.98	$23.14	$18.90	$22.18	$19.57
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.25	.27	.28	.26
Net realized and unrealized gain (loss)	(6.07)	6.54	3.24	5.36	(1.30)	3.69
Total from investment operations	(5.96)	6.75	3.49	5.63	(1.02)	3.95
Less distributions from:
Net investment income	(.22)	(.30)	(.30)	(.34)	(.29)	(.29)
Net realized gains	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)	(1.05)
Total distributions	(1.73)	(1.50)	(1.65)	(1.39)	(2.26)	(1.34)
Net asset value, end of period	$22.54	$30.23	$24.98	$23.14	$18.90	$22.18
Total Return (%)[b]	(20.23)*	27.86	17.64	30.64	(5.00)	21.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	20	18	17	15	17
Ratio of expenses before expense reductions (%)[c]	.72**	.72	.72	.74	.73	.74
Ratio of expenses after expense reductions (%)[c]	.65**	.65	.65	.67	.70	.72
Ratio of net investment income (%)	.85**	.75	1.17	1.28	1.32	1.27
Portfolio turnover rate (%)	1*	2	4	3	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18 |	DWS Equity 500 Index VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares (Class A shares, Class B shares and Class B2 shares). Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B and Class B2 shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or

DWS Equity 500 Index VIP	| 19

evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2022, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2022, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At June 30, 2022, the aggregate cost of investments for federal income tax purposes was $265,701,701. The net unrealized appreciation for all investments based on tax cost was $340,475,677. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $363,665,579 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $23,189,902.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, certain

20 |	DWS Equity 500 Index VIP

securities sold at a loss, and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies.  In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2022, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2022, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2022, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,569,000 to $4,547,000.

DWS Equity 500 Index VIP	| 21

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$ 21,536
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ (1,127,804)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (82,648)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $4,644,736 and $35,436,666, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%
Accordingly, for the six months ended June 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.
For the period from January 1, 2022 through April 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total

22 |	DWS Equity 500 Index VIP

annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.26%
Class B	.64%
Class B2	.65%
For the six months ended June 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 207,739
Class B	18,402
Class B2	6,433
$ 232,574
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2022, the Administration Fee was $335,342, of which $49,999 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the six months ended June 30, 2022, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2022
Class B	$ 60,934	$ 9,216
Class B2	22,394	3,284
	$ 83,328	$ 12,500
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2022
Class A	$ 297	$ 95
Class B	53	17
Class B2	36	12
	$ 386	$ 124
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,745, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its

DWS Equity 500 Index VIP	| 23

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2022, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $58.
E.
Ownership of the Fund
At June 30, 2022, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 51% and 15%, respectively. One participating insurance company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%. Two participating insurance companies were the owners of record of 10% or more of the total outstanding Class B2 shares of the Fund, each owning 84% and 16%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2022.
G.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund's accounting and financial reporting.

24 |	DWS Equity 500 Index VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2022 to June 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2022

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 799.20	$ 797.90	$ 797.70
Expenses Paid per $1,000*	$ 1.16	$ 2.85	$ 2.90
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/22	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/22	$ 1,023.51	$ 1,021.62	$ 1,021.57
Expenses Paid per $1,000*	$ 1.30	$ 3.21	$ 3.26

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.65%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Equity 500 Index VIP	| 25

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

26 |	DWS Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2021.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

DWS Equity 500 Index VIP	| 27

for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-

28 |	DWS Equity 500 Index VIP

selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index VIP	| 29

Notes

Notes

vit-equ500-3 (R-028371-11 8/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2022